Investments and assets and liabilities held for sale, Profit (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Profit (Loss) [Abstract]
Revenue from services rendered	R$ 1,365,347		R$ 1,393,033	R$ 1,338,891
Cost of services	(953,760)		(1,012,336)	(977,511)
Gross profit	411,587		380,697	361,380
General and administrative expenses	(258,114)		(231,932)	(223,292)
Other operating income (expenses)	(29,859)		(77,938)	(24,728)
Finance income (costs)	(534,273)		(400,892)	(385,216)
Current and deferred income and social contribution taxes	(18,263)		(55,435)	(5,762)
Profit (loss) for the year	52,265		(360,945)	(214,968)
Assets and liabilities classified as held for sale [Member] | Dona Juana [Member]
Profit (Loss) [Abstract]
Revenue from services rendered	69,384		52,000	78,129
Cost of services	(56,384)		(38,807)	(52,937)
Gross profit	13,000		13,193	25,192
General and administrative expenses	(5,904)		(4,856)	(12,789)
Other operating income (expenses)	(1,707)		(1,253)	(6,096)
Finance income (costs)	(4,083)		(6,076)	(10,277)
Current and deferred income and social contribution taxes	41		(927)	(551)
Profit (loss) for the year	R$ 1,347	[1]	R$ 81	R$ (4,521)

[1]	As described in the note 1.3, investment in Dona Juana ceased being consolidated in 2016 and was accounted for under the equity method. The Company's share of profits for the years ended December 31, 2017 and 2016 included in discontinued operations was R$687 and R$41.